Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Net sales	$ 260,086	$ 119,092	$ 166,623
Americas
Disaggregation of Revenue [Line Items]
Net sales	169,426	81,453	122,396
Asia-Pacific
Disaggregation of Revenue [Line Items]
Net sales	43,701	14,464	15,802
Europe, the Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	$ 46,959	$ 23,175	$ 28,425